Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 27.6	$ 23.7
Reclassifications	0.3	$ 5.4
Machinery and Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications	$ 6.6
Asia [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Capital Expenditure	41.20%	68.40%
Europe [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Capital Expenditure	20.80%	17.80%
Americas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage Of Capital Expenditure	38.00%	13.80%